Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards cannot be timed to take advantage of material non-public information. New hire stock awards to employees, including executive officers, are generally granted in the month coincident with or immediately following their start date, and initial awards to non-employee directors are granted on the date of the non-employee director’s initial appointment or election to our board of directors.

Award Timing Method

We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards cannot be timed to take advantage of material non-public information. New hire stock awards to employees, including executive officers, are generally granted in the month coincident with or immediately following their start date, and initial awards to non-employee directors are granted on the date of the non-employee director’s initial appointment or election to our board of directors.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards cannot be timed to take advantage of material non-public information.
MNPI Disclosure Timed for Compensation Value	false